Accounting information and policies - Principal foreign exchange rates used in translation of financial statements (Details)	12 Months Ended
	Jun. 30, 2020 € / £ $ / £	Jun. 30, 2019 € / £ $ / £	Jun. 30, 2018 € / £ $ / £
US dollar
Foreign exchange rates [abstract]
Income statement and cash flows | $ / £	1.26	1.29	1.35
Assets and liabilities | $ / £	1.23	1.27	1.32
Euro
Foreign exchange rates [abstract]
Income statement and cash flows | € / £	1.14	1.13	1.13
Assets and liabilities | € / £	1.09	1.12	1.13